Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 1,073	£ 594
Depreciation of right-of-use assets	891	324
Amortisation of intangible assets	1,171	1,133
Research and development expenses	33,412	23,392
Foreign exchange loss/(gain)	1,193	(9,673)
Share-based payment charge	£ 6,958	£ 3,560